Commitments and Contingencies - Schedule Showing the Future Minimum Lease Payments (Details) (10-K) - USD ($)	Nov. 30, 2020	May 31, 2020
2020	$ 407,278
2021	391,832
2022	373,870
2023	330,017
2024	110,000
Total Operating Lease Obligations	1,816,706
Less: Amount representing interest	(493,362)
Present Value of minimum lease payments	$ 1,323,344	$ 490,983
Operating Lease Liabilities [Member]
2020		174,728
2021		141,278
2022		145,832
2023		127,900
2024		84,017
Total Operating Lease Obligations		673,755
Less: Amount representing interest		(184,977)
Present Value of minimum lease payments		$ 488,778